Operating expenses and cost of services	12 Months Ended
Dec. 31, 2023
Operating expenses and cost of services
Operating expenses and cost of services
18	Operating expenses and cost of services

	2023	2022	2021
	US $ in millions
Wages, maintenance and other vessel operating costs	31.8	34.5	14.3
Expenses relating to fleet equipment
(mainly containers and chassis)	31.5	29.1	28.1
Bunker and lubricants	1,098.8	1,434.8	739.8
Insurance	21.5	15.2	11.5
Expenses related to cargo handling	1,671.4	1,981.6	1,879.9
Port expenses	500.7	359.0	255.5
Agents' salaries and commissions	209.5	261.1	238.8
Cost of related services and sundry	216.9	216.1	170.9
Slots purchase and hire of vessels	79.4	398.8	530.5
Hire of containers	23.6	34.3	36.6
	3,885.1	4,764.5	3,905.9